Supplemental information - Components of Cash and Cash Equivalents (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Supplemental information
Cash on deposit with financial institutions	$ 6,777	$ 28,898
Guaranteed investment certificates	127	130
Cash and cash equivalents	$ 6,904	$ 29,028	$ 26,809